Schedule of investments
Delaware Ivy Smid Cap Core Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.86%
Basic Materials — 8.28%
Beacon Roofing Supply †	74,733	$ 3,838,287
Boise Cascade	57,078	3,395,570
Huntsman	244,014	6,917,797
Kaiser Aluminum	43,943	3,475,452
Minerals Technologies	82,176	5,040,676
Reliance Steel & Aluminum	48,765	8,283,223
Westrock	83,891	3,342,217
Worthington Industries	88,385	3,897,779
		38,191,001
Business Services — 4.50%
ABM Industries	75,321	3,270,438
Aramark	140,106	4,291,447
ASGN †	46,343	4,182,456
Casella Waste Systems Class A †	30,970	2,250,900
Clean Harbors †	29,314	2,569,958
WillScot Mobile Mini Holdings †	129,427	4,196,023
		20,761,222
Capital Goods — 11.60%
Ameresco Class A *, †	40,152	1,829,325
Barnes Group	30,183	939,899
Carlisle	14,232	3,395,898
Federal Signal	56,125	1,998,050
Gates Industrial †	103,979	1,124,013
Generac Holdings †	8,010	1,686,746
Graco	43,401	2,578,453
Jacobs Engineering Group	32,029	4,071,847
Kadant	10,914	1,990,168
KBR	66,914	3,237,968
Lincoln Electric Holdings	29,856	3,683,036
MasTec †	42,825	3,068,840
Oshkosh	37,545	3,083,946
Quanta Services	75,430	9,454,396
Regal Rexnord	20,131	2,285,271
Tetra Tech	19,548	2,669,279
WESCO International †	22,804	2,442,308
Woodward	12,793	1,183,225
Zurn Elkay Water Solutions	103,591	2,821,819
		53,544,487
Communication Services — 0.80%
Switch Class A	109,813	3,678,736
		3,678,736
Consumer Discretionary — 5.29%
American Eagle Outfitters *	200,084	2,236,939
BJ's Wholesale Club Holdings †	57,003	3,552,427
Dick's Sporting Goods *	59,533	4,487,002
Five Below †	41,895	4,752,150
Malibu Boats Class A †	69,614	3,669,354
Steven Madden	144,020	4,638,884
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Tractor Supply	5,616	$ 1,088,662
		24,425,418
Consumer Services — 1.76%
Brinker International †	69,341	1,527,582
Jack in the Box	27,191	1,524,327
Texas Roadhouse	32,234	2,359,529
Wendy's	143,176	2,703,163
		8,114,601
Consumer Staples — 3.17%
Casey's General Stores	29,789	5,510,369
Helen of Troy †	11,892	1,931,380
J & J Snack Foods	24,504	3,422,228
YETI Holdings †	87,047	3,766,524
		14,630,501
Credit Cyclicals — 2.77%
BorgWarner	75,614	2,523,239
Dana	122,643	1,725,587
KB Home	47,687	1,357,172
La-Z-Boy	75,199	1,782,968
Taylor Morrison Home †	68,791	1,606,958
Toll Brothers	84,782	3,781,277
		12,777,201
Energy — 5.60%
Chesapeake Energy *	83,641	6,783,285
Diamondback Energy	105,469	12,777,569
Liberty Energy Class A †	492,650	6,286,214
		25,847,068
Financials — 14.55%
Axis Capital Holdings	94,700	5,406,423
Comerica	55,936	4,104,584
East West Bancorp	95,254	6,172,459
Essent Group	102,823	3,999,815
Hamilton Lane Class A	32,312	2,170,720
Kemper	77,918	3,732,272
NMI Holdings Class A †	100,570	1,674,490
Primerica	45,869	5,490,061
Raymond James Financial	40,640	3,633,622
Reinsurance Group of America	44,966	5,274,062
SouthState	52,153	4,023,604
Stifel Financial	50,457	2,826,601
Umpqua Holdings	220,702	3,701,173
Valley National Bancorp	298,139	3,103,627
Webster Financial	116,357	4,904,448
Western Alliance Bancorp	56,050	3,957,130
WSFS Financial	73,468	2,945,332
		67,120,423
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Schedule of investments
Delaware Ivy Smid Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 13.96%
Amicus Therapeutics †	185,844	$ 1,995,965
Azenta	47,484	3,423,596
Biohaven Pharmaceutical Holding †	23,233	3,385,280
Bio-Techne	12,393	4,295,910
Blueprint Medicines †	50,261	2,538,683
Catalent †	60,480	6,488,899
Encompass Health	67,827	3,801,703
Exact Sciences †	22,470	885,093
Halozyme Therapeutics *, †	100,562	4,424,728
ICON †	17,494	3,790,950
Insmed †	105,697	2,084,345
Inspire Medical Systems †	19,135	3,495,390
Ligand Pharmaceuticals †	31,616	2,820,780
Natera †	49,019	1,737,233
Neurocrine Biosciences †	44,568	4,344,489
QuidelOrtho †	25,235	2,452,337
Repligen †	24,004	3,898,250
Shockwave Medical †	19,827	3,790,328
Supernus Pharmaceuticals †	69,972	2,023,590
Ultragenyx Pharmaceutical †	46,014	2,745,195
		64,422,744
Information Technology — 0.79%
ON Semiconductor *, †	72,201	3,632,432
		3,632,432
Media — 1.12%
IMAX †	100,884	1,703,931
Interpublic Group of Companies	126,517	3,483,013
		5,186,944
Real Estate Investment Trusts — 6.36%
Brixmor Property Group	198,334	4,008,330
Camden Property Trust	38,726	5,207,872
Cousins Properties	52,538	1,535,686
DiamondRock Hospitality †	193,628	1,589,686
First Industrial Realty Trust	57,139	2,712,960
Kite Realty Group Trust	126,034	2,179,128
Life Storage	39,393	4,398,622
LXP Industrial Trust	207,347	2,226,907
Pebblebrook Hotel Trust	135,612	2,247,091
Physicians Realty Trust	187,113	3,265,122
		29,371,404
Technology — 13.09%
Blackline †	18,324	1,220,378
Box Class A †	45,968	1,155,636
Dynatrace †	63,154	2,490,794
ExlService Holdings †	51,565	7,597,071
Guidewire Software †	30,859	2,190,680
Ichor Holdings †	26,191	680,442
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
II-VI *, †	77,622	$ 3,954,841
MACOM Technology Solutions Holdings †	52,080	2,400,888
MaxLinear †	80,572	2,737,837
Paycom Software †	4,204	1,177,625
Procore Technologies †	40,465	1,836,706
PTC †	47,694	5,071,780
Q2 Holdings †	50,019	1,929,233
Rapid7 †	35,993	2,404,332
Semtech †	44,979	2,472,496
Silicon Laboratories †	19,732	2,766,821
Smartsheet Class A †	54,794	1,722,175
Sprout Social Class A †	22,974	1,334,100
SS&C Technologies Holdings	28,956	1,681,475
Tyler Technologies †	2,543	845,497
Varonis Systems †	80,838	2,370,170
WNS Holdings ADR †	71,335	5,324,444
Yelp †	75,978	2,109,909
Ziff Davis †	39,058	2,910,993
		60,386,323
Transportation — 3.03%
Allegiant Travel †	21,662	2,449,756
Kirby †	63,747	3,878,367
Knight-Swift Transportation Holdings	73,435	3,399,306
Werner Enterprises	109,955	4,237,666
		13,965,095
Utilities — 2.19%
Black Hills	68,318	4,971,501
Spire	68,783	5,115,392
		10,086,893
Total Common Stocks (cost $504,652,858)		456,142,493

Short-Term Investments — 1.48%
Money Market Mutual Fund — 1.48%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	6,847,144	6,847,144
Total Short-Term Investments (cost $6,847,144)		6,847,144

Total Value of Securities Before Securities Lending Collateral—100.34% (cost $511,500,002)		462,989,637

2    NQ-IV065 [6/22] 8/22 (2352434)

(Unaudited)
	Number of shares	Value (US $)

Securities Lending Collateral — 1.75%
Money Market Mutual Fund — 1.75%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	8,083,712	$ 8,083,712
Total Securities Lending Collateral (cost $8,083,712)		8,083,712

Total Value of Securities—102.09% (cost $519,583,714)		471,073,349■
Obligation to Return Securities Lending Collateral — (1.75%)		(8,083,708)
Value (US $)

Liabilities Net of Receivables and Other Assets — (0.34%)	(1,573,592)
Net Assets Applicable to 27,662,269 Shares Outstanding—100.00%	$461,416,049
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $24,801,438 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $16,927,623.
Summary of abbreviations:
ADR – American Depositary Receipt

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